Shareholders’ (deficit) equity (Details Narrative)				1 Months Ended	12 Months Ended
	Apr. 02, 2025 USD ($) $ / shares shares	Apr. 02, 2025 GBP (£) shares	Apr. 25, 2024 GBP (£) shares	Apr. 30, 2024 GBP (£) £ / shares shares	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2025 $ / shares shares	Mar. 25, 2025 £ / shares	Jun. 30, 2024 $ / shares shares	Feb. 23, 2023 shares
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares authorized							300,000,000		300,000,000
Ordinary shares, par value | $ / shares							$ 0.0001		$ 0.0001
Ordinary shares, shares outstanding							14,250,000		12,000,000	12,000,000
Offering price per share | £ / shares								£ 1.00
Preferred stock, shares authorized							3,000,000		3,000,000
Preferred stock, par value | $ / shares							$ 0.0001		$ 0.0001
Issuance of preferred shares, value | £					£ 5,404,617
Moonglade Investment Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of preferred shares, shares				106,900
Issuance of preferred shares, value | £				£ 211,432
Talent Linkage Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of preferred shares, shares				6,300
Issuance of preferred shares, value | £				£ 12,461
Majestic Dragon Investment Co. Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of preferred shares, shares				6,800
Issuance of preferred shares, value | £				£ 13,449
Bright Forever Investment Co. Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of preferred shares, shares				6,800
Promissory Note [Member]
Subsidiary, Sale of Stock [Line Items]
Debt owned | £				£ 2,597,402
Number of shares issued				1,296,000
Share price | £ / shares				£ 2.50
Michael Lau [Member]
Subsidiary, Sale of Stock [Line Items]
Debt owned | £			£ 2,055,150
Number of shares issued			1,048,470
Kevin Cox [Member]
Subsidiary, Sale of Stock [Line Items]
Debt owned | £			£ 218,713
Number of shares issued			110,780
Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Share price | £ / shares				£ 1.978
Issuance of preferred shares, shares				120,000
Issuance of preferred shares, value | £				£ 237,342
Mr. Michael Lau and Mr. Kevin Cox [Member]
Subsidiary, Sale of Stock [Line Items]
Stock exchanged | £						£ 2,273,863
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0001
Number of ordinary shares issued	2,250,000	2,250,000
Offering price per share | $ / shares	$ 4.50
Gross proceeds from offering | $	$ 10,125,000
Net proceeds from offering	$ 8,850,000	£ 6,639,607